Note 4 - Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
4.	Cash and Cash Equivalents and Restricted Cash

	November 30,	November 30,
	2023	2022
	($)	($)
Cash and cash equivalents consist of:
Cash at bank and on hand	7,291	5,425
Term deposits	14,298	2,900
Total	21,589	8,325

Restricted cash in the amount of $118 (2022: $nil) relates to term deposits held by the bank as security for a corporate credit card.